Loans and Related Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Outstanding commitments, Fixed rate	$ 6,942	$ 10,689
Outstanding commitments, Floating rate	15,182	8,186
Undisbursed Lines Of Credit [Member]
Outstanding commitments, Fixed rate	5,787	6,113
Outstanding commitments, Floating rate	4,008	4,117
Commercial Loan [Member]
Outstanding commitments, Fixed rate		1,250
Outstanding commitments, Floating rate		0
Real Estate [Member]
Outstanding commitments, Fixed rate	1,155	3,326
Outstanding commitments, Floating rate	$ 11,174	$ 4,069